Note 14 - Income Taxes - Effective Income Tax Reconciliation (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax at federal statutory rate					$ (2,937,000)	$ (4,185,000)	$ (3,505,000)
State, net of federal benefit					(455,000)	(1,238,000)	(315,000)
Research and development credit					(236,000)	(135,000)	(89,000)
Stock-based compensation					440,000	344,000	136,000
Nondeductible interest							590,000
Warrant and derivative revaluation							328,000
Change in Federal tax rate						8,172,000
Other					22,000	7,000	94,000
Change in valuation allowance					3,166,000	(2,965,000)	2,761,000
Total provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0